Land use rights, net	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net
Land use rights, net
11.	Land use rights, net

	As of December 31,
	2017	2018
	RMB	RMB
Cost:
Land use rights	84,068	170,279
Less: Accumulated amortization	(3,222)	(5,622)
Land use rights, net	80,846	164,657

The expiry dates of the land use rights are from January 2066 to July 2068.

Amortization expenses for land use rights for the years ended December 31, 2016, 2017 and 2018 were RMB1,541, RMB1,681 and RMB2,400, respectively.